Statements Of Consolidated Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements Of Consolidated Income [Abstract]
Operating revenues (Note 3)	$ 4,511	$ 4,347	$ 4,101
Operating expenses:
Wholesale transmission service	975	1,005	962
Operation and maintenance (Note 11)	925	899	875
Depreciation and amortization	786	723	671
Provision in lieu of income taxes (Notes 1, 4 and 11)	148	138	152
Taxes other than amounts related to income taxes	538	508	496
Total operating expenses	3,372	3,273	3,156
Operating income	1,139	1,074	945
Other deductions and (income) - net (Note 12)	33	63	84
Nonoperating benefit in lieu of income taxes (Note 4)	(12)	(15)	(35)
Interest expense and related charges (Note 12)	405	375	351
Net income	$ 713	$ 651	$ 545